Fees Summary	Jul. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 84,825,000
Previously Paid Amount	0.00
Total Fee Amount	12,986.71
Total Offset Amount	0.00
Net Fee	12,986.71
Narrative - Max Aggregate Offering Price	$ 84,825,000
Final Prospectus	true